Research and Development Expenses	6 Months Ended
Jun. 30, 2022
Research and Development Expenses

16.  Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Clinical trial related costs	122,513	72,721
Personnel compensation and related costs	52,738	41,056
Other research and development expenses	6,490	9,273
	181,741	123,050

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the six months ended June 30, 2022 and 2021, the Group has incurred research and development expenses of US$6,818,000 and US$6,146,000 respectively, related to such collaborative arrangements.